Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 618,333	€ 574,330	€ 1,020,234	€ 936,049
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	471,670	432,484	686,793	614,529
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	146,381	140,705	332,568	319,222
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 282	€ 1,141	€ 873	€ 2,298